SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Thousands	Oct. 21, 2025 tranche shares	Aug. 14, 2025 USD ($)
SUBSEQUENT EVENTS
Upgrade cost		$ 43,340
Share Incentive Plan 2025
SUBSEQUENT EVENTS
Maximum number of shares issued | shares	17,727,200
Percentage of outstanding shares	2.00%
Vesting period	4 years
Share Incentive Plan 2025 | Share-based compensation award, Tranche one
SUBSEQUENT EVENTS
Vesting percentage	0.25%
Share Incentive Plan 2025 | Share-based compensation award, Tranche two
SUBSEQUENT EVENTS
Vesting period	36 months
Vesting percentage	0.21%
Remaining vesting tranches | tranche	36
Mining Machine Loan
SUBSEQUENT EVENTS
Face amount		$ 14,370
Interest rate (as percentage)		10.00%
Term of debt		2 years